CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Capitated revenue (Related parties comprised $307,684, $235,509 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively)		$ 1,529,120	$ 796,373	$ 340,901
Fee-for-service and other revenue (Related parties comprised $645, $832 and $558 for the years ended December 31, 2021, 2020 and 2019, respectively)		80,249	35,203	20,483
Total revenue		1,609,369	831,576	361,384
Operating expenses:
Third-party medical costs (Related parties comprised $249,819, $175,440 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively)		1,231,047	564,987	242,572
Direct patient expense (Related parties comprised $4,882, $3,119 and $2,014 for the years ended December 31, 2021, 2020 and 2019, respectively)		179,353	101,358	42,100
Selling, general, and administrative expenses (Related parties comprised $12,366, $4,193 and $1,855 for the years ended December 31, 2021, 2020 and 2019, respectively)		252,133	103,962	59,148
Depreciation and amortization expense		49,441	18,499	6,822
Transaction costs and other (Related parties comprised $2,331, $6,275 and $2,786 for the years ended December 31, 2021, 2020 and 2019, respectively)		44,262	42,945	17,583
Change in fair value of contingent consideration		(11,680)	65	2,845
Total operating expenses		1,744,556	831,816	371,070
Loss from operations		(135,187)	(240)	(9,686)
Other income and expense:
Interest expense		(51,291)	(34,002)	(10,163)
Interest income (Related parties comprised $0, $316 and $315 for the years ended December 31, 2021, 2020 and 2019, respectively)		4	320	319
Loss on extinguishment of debt		(13,115)	(23,277)	0
Change in fair value of embedded derivative		0	(12,764)	0
Change in fair value of warrant liabilities		82,914	0	0
Other expenses		(48)	(450)	(250)
Total other income (expense)		18,464	(70,173)	(10,094)
Net income (loss) before income tax expense (benefit)		(116,723)	(70,413)	(19,780)
Income tax expense		14	651	0
Net income (loss)	$ (16,320)	(116,737)	(71,064)	(19,780)
Net loss attributable to non-controlling interests		(98,717)	$ 0	$ 0
Net income (loss) attributable to Class A common stockholders		$ (18,020)
Net income (loss) per common share:
Net loss per share to Class A common stockholders, basic (in dollars per share)		$ (0.11)
Net loss per share to Class A common stockholders, diluted (in dollars per share)		$ (0.28)
Weighted-average shares outstanding:
Basic (in shares)		170,507,194
Diluted (in shares)		475,697,225